Stockholder’s Equity (Deficit) (Details Narrative) - USD ($)								1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended				12 Months Ended
	Feb. 26, 2026	Jan. 28, 2026	Nov. 30, 2025	Oct. 09, 2025	Aug. 09, 2025	Aug. 01, 2025	Jul. 16, 2025	Sep. 02, 2025	Jul. 25, 2025	Mar. 12, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Aug. 09, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Jan. 04, 2026	Aug. 06, 2025	Aug. 05, 2025	Aug. 04, 2025	Jul. 14, 2025	May 22, 2025	Apr. 28, 2025
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized											10,000,000		10,000,000			10,000,000	10,000,000
Preferred stock, par value											$ 0.01		$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares issued											0		0			0	0
Preferred stock, shares outstanding											0		0			0	0
Common stock, shares authorized											150,000,000		150,000,000			150,000,000	150,000,000
Common stock, par value											$ 0.01		$ 0.01			$ 0.01	$ 0.01
Common stock, shares issued									200,000		20,347,137		20,347,137			11,000,000	14,521,094
Common stock, shares outstanding											20,347,137		20,347,137			11,000,000	14,521,094
Class of Warrant or Right, Unissued											6,900,000		6,900,000				6,900,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.01		$ 0.01				$ 0.01
Sale of Stock, Price Per Share											$ 18.00		$ 18.00				$ 18.00							$ 0.001
Exercise of warrants, share											46,747		542,256
Exercise of warrant											$ 537,591		$ 6,235,945
Class of Warrant or Right, Outstanding											8,396,069		8,396,069				7,304,992
Warrants issuance	$ 1,333,333
Shares, Issued																	35,000						280,534
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							500,000						6,350,000				6,350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period										4 years			4 years				4 years
Granted share option			$ 30,000			$ 60,000		$ 500,000
General and Administrative Expense											$ 2,922,318	$ 131,463	$ 7,602,857		$ 275,231	$ 328,469	$ 5,416,619
Unvested option shares forfeited											3,600,000
Stock based compensation reversal											$ 1,733,920
Intrinsic value of outstanding options											$ 735,000		$ 735,000				$ 14,429,000
Vested and exercisable											500,000		500,000				500,000
Employee Benefits and Share-Based Compensation											$ 143,221	0	$ 188,221		0	0	$ 30,000
Deferred Compensation Equity											146,840		$ 146,840			$ 0	$ 150,000
Value of RSUs issued													30,696				15,735
Value of RSUs issued													$ 475,000				$ 60,000
RSUs stock based compensation				$ 75,000									218,221
Issuance Of Shares To Former Directors Description					On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued. For the year ended September 30, 2025, total stock based compensation of $125,000 related to the compensation agreements with three former directors was included in general and administrative expense on the accompanying consolidated statements of operations.									On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued and stock-based compensation of $125,000 related the compensation agreements with two former directors was included in general and administrative expense on the consolidated statements of operations during the year ended September 30, 2025. There was no issuance of shares for the three and six months ended March 31, 2026.
Common stock share issued									200,000
Common Stock Fair Value Issued	$ 6,986,665												470,000				470,000
Stock Issued During Period, Shares, Issued for Services									22,500
Shares issued to directors											$ 25,000		25,000				$ 0
Equity component value													$ 350,000
Issuance of shares											35,000		35,000
Share price											$ 10.00		$ 10.00				$ 10.00
Stock-based compensation liability													$ 350,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																2,020,573
Issuance of shares in asset acquisition, shares		8,532											1,500,000
Septmber 302025 [Member]
Subsidiary, Sale of Stock [Line Items]
Value of RSUs issued													15,735
September 302025 [Member]
Subsidiary, Sale of Stock [Line Items]
Value of RSUs issued													$ 180,000
RSUs stock based compensation													$ 30,000
December 312025 [Member]
Subsidiary, Sale of Stock [Line Items]
Value of RSUs issued
Value of RSUs issued
RSUs stock based compensation													$ 45,000
March 312026 [Member]
Subsidiary, Sale of Stock [Line Items]
Value of RSUs issued													14,961
Value of RSUs issued													$ 295,000
RSUs stock based compensation													143,221
Public Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion																						6,900,000
Private Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion																						406,000
Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Intrinsic value											$ 1,419,000		$ 1,419,000				$ 0
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Unissued											406,000		406,000				406,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 11.50		$ 11.50				$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Unissued											6,900,000		6,900,000				6,900,000
Board Of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																				$ 0.01	$ 0.01
Shares, Issued																				7,000,000	7,000,000
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 3.27			$ 7.47	$ 9.09		$ 9.09				$ 9.09	$ 9.26	$ 7.2
General and Administrative Expense											$ 1,119,097	$ 0	$ 3,128,944		$ 0	$ 0	$ 511,847
compensation expense																	$ 1,452,240